Land use right, net (Details) - Land use right [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Land use right	$ 6,598,974	$ 6,887,433
Less: accumulated amortization	393,665	233,767
Intangible assets, net	$ 6,205,309	$ 6,653,666